Provisions	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Provisions Explanatory
Note 14

Provisions

and contingent liabilities
a) Provisions
The table below presents

an overview of total

provisions.
USD m 30.6.22 31.3.22 31.12.21
Provisions other than provisions for expected credit

losses
3,272 3,257 3,322
Provisions for expected credit losses
1
192 221 196
Total provisions 3,465 3,478 3,518
1 Refer to Note 7c for more information.
The following table

presents additional information

for provisions other

than provisions

for expected credit losses.
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2021 2,798 172 352 3,322
Balance as of 31 March 2022 2,758 159 340 3,257
Increase in provisions recognized in the income statement 235 67 15 318
Release of provisions recognized in the income statement (14) (7) (5) (27)
Provisions used in conformity with designated purpose (101) (72) (6) (178)
Foreign currency translation / unwind

of discount
(80) (5) (13) (98)
Balance as of 30 June 2022 2,799 142 331 3,272
1 Consists of provisions for losses

resulting from legal, liability

and compliance risks.

2 Primarily consists of

personnel-related restructuring

provisions of USD
102
m as of 30 June 2022

(31 March 2022: USD
114 m;
31 December 2021: USD 125
m) and provisions for

onerous contracts of USD
40
m as of 30 June 2022 (31 March

2022: USD
45 m; 31 December 2021: USD 47
m).

3 Mainly includes

provisions related to real estate,
employee benefits and operational

risks.
Restructuring provisions primarily relate

to personnel-related provisions and

onerous contracts. Personnel-related
restructuring provisions are generally used within a short period of time.

The level of personnel-related provisions
can

change

when

natural

staff

attrition

reduces

the

number of

people

affected

by

a

restructuring

event,

and
therefore results in lower estimated costs. Onerous contracts for property are recognized when UBS is committed to

pay for

non-lease components, such

as utilities,

service charges,

taxes and

maintenance, when

a property

is
vacated or not fully

recovered from sub-tenants.

Information about provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class,

is

included in

Note

14b.

There

are

no

material

contingent liabilities

associated with

the

other

classes

of
provisions.